REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2010
Regulatory Capital Requirements Tables [Abstract]
Regulatory Capital Requirements Tables [Text Block]

			For Capital
			Adequacy Purposes
	Actual		Minimum Required
	Amount	Ratio	Amount	Ratio
As of December 31, 2010:
Total Capital	9,890,974	18.5%	4,267,725	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	9,625,821	18.0%	2,133,862	4.0%
(to Risk-Weighted Assets)
As of December 31, 2009:
Total Capital	8,418,339	16.4%	4,107,116	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	8,418,339	16.4%	2,053,558	4.0%
(to Risk-Weighted Assets)
As of December 31, 2008:
Total Capital	7,645,015	16.2%	3,773,468	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	6,832,099	14.5%	1,886,734	4.0%
(to Risk-Weighted Assets)

The actual capital amounts and ratios for the Group are presented in the table below (amounts are expressed in EUR thousand, except ratios):
			For Capital
			Adequacy Purposes
	Actual		Minimum Required
	Amount	Ratio	Amount	Ratio
As of December 31, 2010:
Total Capital	9,311,414	13.7%	5,455,878	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	8,958,703	13.1%	3,409,922	5.0%
(to Risk-Weighted Assets)
As of December 31, 2009:
Total Capital	7,590,412	11.3%	5,392,548	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	7,590,412	11.3%	3,370,343	5.0%
(to Risk-Weighted Assets)
As of December 31, 2008:
Total Capital	6,481,075	10.3%	5,015,689	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	6,256,592	10.0%	3,134,806	5.0%
(to Risk-Weighted Assets)